STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - Class A Ordinary Shares	6 Months Ended
Dec. 31, 2020 shares
Sale of warrants (in shares)	4,529,950
Common Stock
Sale of units (in shares)	23,974,632